Subsequent events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent events
22.	Subsequent events
In February 2021, the Group early terminated a lease
for office spaces with
a
lease term ending in June, 2024. The right of use assets and leasing liabilities in relation to the early terminated lease as of December 31, 2020 were RMB 17,694 and RMB 18,331, respectively.